Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 9
Entity Registrant Name	EzFill Holdings, Inc.
Entity Central Index Key	0001817004
Entity Primary SIC Number	5500
Entity Tax Identification Number	83-4260623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	67 NW 183rd St.
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33169
City Area Code	305
Local Phone Number	791-1169
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	67 NW 183rd St.
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33169
City Area Code	305
Local Phone Number	791-1169
Contact Personnel Name	Yehuda Levy